Equity (Details) - COP ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017
Disclosure of changes in equity [Line Items]
Other reserves		$ 5,138,895	$ 2,177,869
Legal reserve [member]
Disclosure of changes in equity [Line Items]
Other reserves		2,088,192	1,426,151
Fiscal and statutory reserves [member]
Disclosure of changes in equity [Line Items]
Other reserves		509,081	512,632
Occasional reserves [member]
Disclosure of changes in equity [Line Items]
Other reserves	[1]	$ 2,541,622	$ 239,086

[1]	Occasional reserves correspond to allocation of net income as approved by the shareholders at the Stockholders’ Meeting to carry out new explorations and strategic growth. On March 31, 2017, the Stockholders’ Meeting approved the appropriation of occasional reserves for the establishment of a reserve for new explorations for the amount of COP$239,086.